Shareholder's Equity (Details 2) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earning per share
Loss Attributable to Shareholder´s	R$ (83,772)	R$ (54,573)	R$ (118,754)
Weighted average number of ordinary shares outstanding (thousands)	82,349	82,444	82,254
Basic loss per share - R$	R$ (1.02)	R$ (0.66)	R$ (1.44)
Diluted loss per share - R$	R$ (1.02)	R$ (0.66)	R$ (1.44)